Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2015
Software and website costs [Member]
Schedule of finite lived intangible assets useful life
Intangible assets estimated useful lives	3 years
AYI.com domain name [Member]
Schedule of finite lived intangible assets useful life
Intangible assets estimated useful lives	15 years
FirstMet.com domain name [Member]
Schedule of finite lived intangible assets useful life
Intangible assets estimated useful lives	15 years